Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Common Share
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per common share computations for the years ended December 31, 2015, 2014 and 2013 (in millions, except per share amounts):

	Year Ended December 31,
	2015	2014	2013
Income from continuing operations	$1,295	$1,005	$320
Net income from continuing operations attributable to non-controlling interest	(21)	(35)	(16)
Net income from continuing operations attributable to ICE	1,274	970	304
Net income (loss) from discontinued operations attributable to ICE	—	11	(50)
Net income attributable to ICE	$1,274	$981	$254

Basic earnings (loss) per share attributable to ICE common shareholders:
Continuing operations	$11.45	$8.50	$3.88
Discontinued operations	—	0.10	(0.64)
Basic earnings per share	$11.45	$8.60	$3.24
Basic weighted average common shares outstanding	111	114	78

Diluted earnings (loss) per share attributable to ICE common shareholders:
Continuing operations	$11.39	$8.46	$3.84
Discontinued operations	—	0.09	(0.63)
Diluted earnings per share	$11.39	$8.55	$3.21
Diluted weighted average common shares outstanding	112	115	79

Basic weighted average common shares outstanding	111	114	78
Effect of dilutive securities - stock options and restricted stock	1	1	1
Diluted weighted average common shares outstanding	112	115	79